Schedule of right-of-use assets and lease liabilities (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 02, 2022
Schedule Of Right-of-use Assets And Lease Liabilities
Total right-of-use assets	$ 294,965	$ 349,240	$ 154,234	$ 100,000
Total operating lease	177,505	171,909	152,325
Total non-current operating lease	$ 111,833	$ 156,647